Share-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share based Compensation [Line Items]
Summary of stock option activity
Activities of the Group’s share options during the three months ended March 31, 2020 were as follo
w
:

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
		RMB	In Years
Outstanding as of December 31, 2019	91,138,700	0.0004	5.32
Granted	3,788,750	0.0004
Forfeited	(2,273,720)

Outstanding as of March 31, 2020	92,653,730	0.0004	4.92

Activities of the Group’s share options during the years ended December 31, 2018, 2019 and 2020 were as follow:

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
		RMB	In Years
Outstanding as of December 31, 2017	31,472,750	0.0004	5.72
Granted	44,706,900	0.0004
Forfeited	(1,088,010)
Outstanding as of December 31, 2018	75,091,640	0.0004	5.56
Granted	23,599,310	0.0004
Forfeited	(7,552,250)
Outstanding as of December 31, 2019	91,138,700	0.0004	5.32
Granted	3,788,750
Forfeited	(2,273,720)

Replacement	(92,653,730)
Outstanding as of December 31, 2020	—	—	—

Summary of fair value of each share options granted
The fair value of each share options granted was estimated on the date of each grant using the Binomial option-pricing model with the assumptions (or ranges thereof) in the following table:

For the Three Months Ended March 31, 2020
Expected term (years) (Note(i))	7
Exercise price (RMB)	0.0004
Fair value of the ordinary shares on the date of option grant (RMB)	8.36 ~ 8.53
Risk-free interest rate (Note(ii))	3.10% ~ 3.31%
Expected dividend yield (Note(iii))	0.00%
Expected volatility (Note(iv))	33.35% ~ 33.56%

Notes:
(i)	Expected term is the contract life of the options.
(i i )	The risk-free interest rate of periods within the contractual life of the share option based on the market yield of US Treasury Curve adjusted with the China country risk premium.
(ii i )	The dividend yield was estimated by the Company based on its expected dividend policy over the contractual term of the options.

(i v )
The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

The fair value of each share options granted was estimated on the date of each grant using the Binomial option-pricing model with the assumptions (or ranges thereof) in the following table:

	For the Year Ended December 31,
	2018	2019	2020
Expected term (years ) (Note(i))	7	7	7
Exercise price (RMB)	0.0004	0.0004	0.0004
Fair value of the ordinary shares on the date of option grant (RMB)	2.51 ~ 8.08	8.36 ~ 8.60	8.36 ~ 8.53
Risk-free interest rate (Note(ii))	3.03% ~ 3.68%	2.66% ~ 3.31%	3.10% ~ 3.31%
Expected dividend yield (Note(iii))	0.00%	0.00%	0.00%
Expected volatility (Note(iv))	34.28% ~ 34.39%	33.32% ~ 33.56%	33.35% ~ 33.56%
Notes:
(i) Expected term is the contract life of the options.
(i
i
) The risk-free interest rate of periods within the contractual life of the share option based on the market yield of US Treasury Curve adjusted with the China country risk premium.
(i
i
i) The dividend yield was estimated by the Company based on its expected dividend policy over the contractual term of the options.
(i
v
) The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

Summary of vesting schedule of the Restricted Shares
Vesting schedule of the Restricted Shares’ during the years ended December 31, 2018 , 2019 and 2020 was as follow:

	Number of shares	Weighted average grant date fair value
		RMB
Unvested as of December 31, 2017	40,000,000	10.16
Vested	(26,666,675)	—

Unvested as of December 31, 2018	13,333,325	10.16
Vested	(13,333,325)	—

Unvested as of December 31, 2019	—	—

Restricted Stock Units (RSUs) [Member]
Share based Compensation [Line Items]
Summary of Restricted Stock and Restricted Stock Unit, Activity
Activities of the Group’s RSUs for the three months ended March 31, 2021 were as follow:

	Number of restricted share units	Weighted average grant- date fair value
		RMB
Outstanding as of December 31, 2020	48,288,134	14.20
Granted	2,289,050	147.32
Vested	(1,510,365)	8.76
Forfeited	(778,848)	22.71
Outstanding as of March 31, 2021	48,287,971	21.46

Expected to vest as of March 31, 2021	44,424,933

Activities of the Group’s RSUs for the year ended December 31, 2020 were as follow:

	Number of restricted share units	Weighted average grant- date fair value
		RMB
Outstanding as of December 31, 2019	—	—
Replacement	75,010,330	4.87
Granted	39,313,515	27.70
Vested	(63,314,483)	11.66
Forfeited	(2,721,228)	11.05
Outstanding as of December 31, 2020	48,288,134	14.20

Expected to vest as of December 31, 2020	44,425,083

Restricted Stock [Member]
Share based Compensation [Line Items]
Summary of Restricted Stock and Restricted Stock Unit, Activity
Activities of the Group’s restricted share for the year ended December 31, 2020 were as follow:

	Number of restricted shares	Weighted average grant- date fair value
		RMB
Outstanding as of December 31, 2019	—	—
Replacement	17,643,400	2.51
Vested	(17,643,400)	2.51
Outstanding as of December 31, 2020	—